Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ (42,647)	$ 17,461
Reallocate reserve to retained earnings upon disposal of LTIs		34,061
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(40,047)	(57,508)
Unrealized gain (loss) on LTIs		(42,647)	17,461
Reallocate reserve to retained earnings upon disposal of LTIs		(29,462)
Long-term investment revaluation reserve at end of period		(112,156)	(40,047)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(38,110)	(56,662)
Unrealized gain (loss) on LTIs		(39,985)	18,552
Reallocate reserve to retained earnings upon disposal of LTIs		(34,061)
Long-term investment revaluation reserve at end of period		(112,156)	(38,110)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(1,937)	(846)
Unrealized gain (loss) on LTIs		(2,662)	(1,091)
Reallocate reserve to retained earnings upon disposal of LTIs		$ 4,599
Long-term investment revaluation reserve at end of period			$ (1,937)

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.